UNITED STATES
SECURITIES & EXCHANGE COMMISSION
Washington, D.C.  02549

FORM 13F  Form 13F COVER PAGE
Reports Quarter Ended:  December 31, 2003
Check Here if Amendment [] ;  Amendment Number:
This amendment  (check only one)             []  is a restatement
                                           []  adds a new holding Institutional

Investment Manager Filing This Report:
Name:	     	Provident Capital Corp.
Address:    	4130 La Jolla Village Drive
	 	Suite 203
                                La Jolla,  CA  92037

13F File Number:  801-11571

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form.

Person Signing this Report on Behalf of the Reporting Manager:


Name:	   Robbins Y. Tong
Title:	   President
Phone:	   (858)  623  -  8459


Signature, Place and Date of Signing:




Robbins Y. Tong   La Jolla, California                Date

Report Type  (Check only one)
[X]  13F Holding Report
[ ]  13F Notice
[ ]  13F Combination

List of Other Managers Reporting to this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
AS OF DATE: 12/31/03

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:        0
FORM 13F INFORMATION TABLE ENTRY TOTAL:   26
FORM 13F INFORMATION TABLE VALUE TOTAL:   $87,185,000
LIST OF OTHER INCLUDED MANAGERS:          NONE
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FORM 13F INFORMATION TABLE
AS OF DATE 12/31/03


NAME OF ISSUER                 TITLE   CUSIP       VALUE   SHARES/ SH/ PUT/  INVSTMT OTHER
OF CLASS             (x$1000) PRN AMT PRN CALL  DSCRETN  MGRS   SOLE SHARED NONE


AFFYMETRIX INC OC-CAP STK      COM     00826T108   5597   227421     SH         SOLE      224621   0  0
AMERICAN PWR CONVERSION CORPCO COM     029066107   2100   85733      SH         SOLE      84683    0  0
AMGEN INC COM                  COM     031162100   416    6728       SH         SOLE      6728     0  0
ARCHER DANIELS MIDLAND         COM     039483102   3340   219466     SH         SOLE      218258   0  0
BARRICK GOLD CORP COM          COM     067901108   7563   333033     SH         SOLE      331383   0  0
CENTRAL VT PUB SVC CORP        COM     155771108   488    20766      SH         SOLE      20766    0  0
CHEVRONTEXACO CORPORATION      COM     166764100   410    4742       SH         SOLE      4742     0  0
CHINA MOBILE HONG KONG LTD ADR COM     16941M109   3925   252750     SH         SOLE      251050   0  0
COMPUWARE CORP COM             COM     205638109   936    154900     SH         SOLE      152500   0  0
CONOCOPHILLIPS COM             COM     20825C104   6567   100150     SH         SOLE      99550    0  0
CONVERGYS CORP COM             COM     212485106   241    13800      SH         SOLE      12900    0  0
EXXON MOBIL CORP COM           COM     30231G102   307    7476       SH         SOLE      7476     0  0
GERON CORP COM                 COM     374163103   4284   429660     SH         SOLE      426610   0  0
HUMANA INC                     COM     444859102   8780   384233     SH         SOLE      381533   0  0
INGRAM MICRO INC CL A          COM     457153104   9139   574800     SH         SOLE      570850   0  0
MERCK & CO INC                 COM     589331107   217    4700       SH         SOLE      4700     0  0
MILLEA HOLDINGS INC COM        COM     60032R106   4267   63576      SH         SOLE      62976    0  0
MITSUBISHI TOKYO FINL GROUP SP COM     606816106   2726   348116     SH         SOLE      346316   0  0
NORTEL NETWORKS CORP NEW COM   COM     656568102   605    143024     SH         SOLE      143024   0  0
NVIDIA CORP COM                COM     67066G104   8492   366050     SH         SOLE      363450   0  0
OLD NATL BANCORP IND COM       COM     680033107   465    21377      SH         SOLE      20258    0  0
PACIFICARE HLTH SYS INC DEL CO COM     695112102   575    17000      SH         SOLE      16700    0  0
SCHWAB CHARLES CORP NEW COM    COM     808513105   1552   131100     SH         SOLE      129800   0  0
SELECTIVE INS GROUP INC COM    COM     816300107   945    29216      SH         SOLE      28266    0  0
TIDEWATER INC COM              COM     886423102   2626   87883      SH         SOLE      87333    0  0
UNOCAL CORP COM                COM     915289102   10622  288403     SH         SOLE      285053   0  0

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